Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2021	2022
	USD	USD
Accounts receivable associated with loan recommendation services	$11,594	$-
Accounts receivable associated with prepaid payment network services	447,010	492,954
Less: Allowance for doubtful debts	(54,896)	(59,444)
Accounts receivable, net	$403,708	$433,510